Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Parent Company Balance Sheets	As of December 31, 2023 and 2022, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.
	December 31, 2023	December 31, 2022
ASSETS
Current assets
Cash	2,364	6,417,339
Due from subsidiaries	1,569,000	-
Advances to suppliers and other	5,000,000	4,201,354
Non-current assets
Investment in subsidiaries	$13,813,334	$8,887,459
Total assets	$20,384,698	$19,506,152
LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES	$182,611	$162,101

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Class A shares, 450,000,000 shares authorized; 11,000,000 shares issued and outstanding as of December 31, 2023 and 2022	1,100	1,100
Class B shares, 50,000,000 shares authorized; 1,000,000 shares issued and outstanding as of December 31, 2023 and 2022	100	100
Additional paid-in capital	10,645,122	10,645,122
Retained earnings	10,300,385	9,081,671
Accumulated other comprehensive (loss) gain	(744,619)	(383,942)
Total shareholders’ equity	20,202,087	19,344,051
Total liabilities and shareholders’ equity	$20,384,698	$19,506,152

Schedule of Parent Company Statements of Comprehensive Income
	For the Years Ended December 31,
	2023	2022	2021
EQUITY IN EARNINGS OF SUBSIDIARIES	$1,218,714	$3,475,961	$3,394,649
NET INCOME	1,218,714	3,475,961	3,394,649
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(360,677)	(611,144)	122,397
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$858,037	$2,864,817	$3,517,046

Schedule of Parent Company Statements of Cash Flows
	For the Years Ended December 31,
	2023	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,218,714	$3,475,961	$3,394,649
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries	(1,218,714)	(3,475,961)	(3,394,649)
Changes in operating assets and liabilities:
Due from subsidiaries	(1,569,000)	-	-
Other current liabilities	20,510	(1,000)
Net cash used in operating activities	(1,716,329)	(150)	-

CASH FLOW FROM INVESTING ACTIVITIES
Advance for potential land purchase	201,354	(4,201,354)	-
Advance for potential warehouse investment	(1,000,000)
Long-term investment	(3,900,000)
Net cash used in investing activities	(4,698,646)	(4,201,354)	-

CASH FLOW FROM FINANCING ACTIVITIES
Proceeds from IPO	-	10,080,231	-
Net cash provided in financing activities	-	10,080,231	-
EFFECT OF FOREIGN EXCHANGE	-	538,612
CHANGES IN CASH AND RESTRICTED CASH	(6,414,975)	6,417,339	-
CASH AND RESTRICTED CASH, beginning of year	6,417,339	-	-
CASH AND RESTRICTED CASH, end of year	$2,364	$6,417,339	-